UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3-31-2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

March 31, 2013

VP Inflation Protection - Schedule of Investments
MARCH 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)		Value ($)
U.S. TREASURY SECURITIES — 52.4%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		29,564,414	39,778,003
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		26,105,175	34,063,181
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		27,862,360	38,016,881
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		20,258,440	25,821,590
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		26,197,368	41,017,298
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		19,027,392	26,659,164
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		23,974,521	39,059,745
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		2,289,823	3,693,770
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		24,600,548	34,790,562
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)		29,233,090	41,547,529
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		20,382,400	21,385,601
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		2,504,000	2,524,931
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15		10,823,850	11,551,927
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15		31,134,473	32,722,829
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15		6,274,670	6,886,450
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		5,801,150	6,469,640
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16		18,778,860	19,965,740
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		18,700,428	21,654,516
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		1,027,710	1,199,691
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		506,935	547,173
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		5,441,090	6,350,345
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		5,094,708	6,221,912
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		754,950	925,462
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		23,001,840	27,435,077
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		28,826,616	34,479,342
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		40,320,515	47,600,263
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		43,852,222	50,238,202
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		28,793,269	31,375,680
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		18,525,530	20,220,320
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		28,433,025	30,738,773

TOTAL U.S. TREASURY SECURITIES (Cost $599,131,046)			704,941,597

SOVEREIGN GOVERNMENTS AND AGENCIES — 17.7%

AUSTRALIA — 0.4%
Australia Government Bond, 4.00%, 8/20/20	AUD	2,430,000	4,856,005

CANADA — 1.0%
Canadian Government Bond, 4.25%, 12/1/21	CAD	5,486,844	7,616,388
Canadian Government Bond, 4.25%, 12/1/26	CAD	3,593,746	5,663,745

			13,280,133

FRANCE — 5.3%
France Government Bond OAT, 1.30%, 7/25/19	EUR	6,722,511	9,723,152
France Government Bond OAT, 2.25%, 7/25/20	EUR	17,288,218	26,557,686
France Government Bond OAT, 1.10%, 7/25/22	EUR	18,991,112	26,702,926
France Government Bond OAT, 1.85%, 7/25/27	EUR	5,165,705	7,767,210

			70,750,974

GERMANY — 2.1%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	4,926,783	6,948,406
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	10,082,026	15,429,653
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	4,769,636	6,525,897

			28,903,956

JAPAN — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	223,062,000	2,622,677

MEXICO — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$800,000	832,000

MULTI-NATIONAL — 1.0%
International Bank for Reconstruction & Development, 7.625%, 1/19/23		9,500,000	14,230,040

UNITED KINGDOM — 7.6%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	3,950,000	23,545,297
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	10,821,719	22,409,799
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	10,110,000	55,653,366
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	457,196	785,342

			102,393,804

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $231,151,822)			237,869,589

CORPORATE BONDS — 13.6%

AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19		$500,000	571,188
Lockheed Martin Corp., 2.125%, 9/15/16		900,000	935,619
Lockheed Martin Corp., 4.25%, 11/15/19		1,185,000	1,336,135
Raytheon Co., 3.125%, 10/15/20		1,130,000	1,196,147
United Technologies Corp., 4.875%, 5/1/15		2,700,000	2,945,562
United Technologies Corp., 4.50%, 6/1/42		430,000	461,072

			7,445,723

AUTOMOBILES — 0.4%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		800,000	807,485
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		2,000,000	1,991,432
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		2,700,000	2,870,273

			5,669,190

BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		1,430,000	1,882,386
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		1,200,000	1,450,172
Brown-Forman Corp., 3.75%, 1/15/43		300,000	291,883
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15		1,150,000	1,229,158
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,140,000	1,202,976
PepsiCo, Inc., 2.75%, 3/1/23		910,000	913,524
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)		1,570,000	1,636,430
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)		230,000	246,810

			8,853,339

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17		1,020,000	1,206,464
Amgen, Inc., 3.625%, 5/15/22		1,000,000	1,070,470

Gilead Sciences, Inc., 4.40%, 12/1/21	1,340,000	1,511,993

		3,788,927

CAPITAL MARKETS — 0.2%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16	2,000,000	2,094,746
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	800,000	846,040

		2,940,786

CHEMICALS — 0.3%
Dow Chemical Co. (The), 2.50%, 2/15/16	1,180,000	1,229,855
Eastman Chemical Co., 3.60%, 8/15/22	800,000	833,170
Ecolab, Inc., 4.35%, 12/8/21	1,000,000	1,106,087
EI du Pont de Nemours & Co., 4.15%, 2/15/43	300,000	306,524

		3,475,636

COMMERCIAL BANKS — 0.3%
Capital One Financial Corp., 3.15%, 7/15/16	900,000	956,446
Northern Trust Co. (The), 6.50%, 8/15/18	750,000	935,192
PNC Funding Corp., 3.625%, 2/8/15	370,000	389,749
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,369,158

		4,650,545

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	750,000	826,085

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	835,000	1,050,814

CONSUMER FINANCE — 0.3%
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	1,300,000	1,315,707
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	420,000	421,497
John Deere Capital Corp., MTN, 3.15%, 10/15/21	750,000	792,869
PNC Bank N.A., 6.00%, 12/7/17	800,000	953,635

		3,483,708

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	450,000	455,779

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp., 5.75%, 12/1/17	2,010,000	2,328,266
Bank of America Corp., MTN, 3.30%, 1/11/23	1,650,000	1,631,584
Citigroup, Inc., 6.01%, 1/15/15	1,480,000	1,603,269
Citigroup, Inc., 4.59%, 12/15/15	2,000,000	2,169,324
Citigroup, Inc., 4.05%, 7/30/22	640,000	662,879
General Electric Capital Corp., 3.75%, 11/14/14	1,790,000	1,880,386
General Electric Capital Corp., 4.375%, 9/16/20	370,000	414,099
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,430,000	1,739,406
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	400,000	467,054
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,200,000	1,416,211
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,000,000	1,165,518
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	900,000	908,861
JPMorgan Chase & Co., 4.625%, 5/10/21	1,250,000	1,400,366
JPMorgan Chase & Co., 4.50%, 1/24/22	2,000,000	2,197,312
Morgan Stanley, 3.75%, 2/25/23	1,250,000	1,267,019
Morgan Stanley, MTN, 5.95%, 12/28/17	800,000	927,558

		22,179,112

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc., 5.10%, 9/15/14	770,000	819,125
AT&T, Inc., 2.625%, 12/1/22	750,000	726,242
AT&T, Inc., 6.55%, 2/15/39	1,220,000	1,514,528
British Telecommunications plc, 5.95%, 1/15/18	1,000,000	1,193,876
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	1,470,000	1,820,234
Verizon Communications, Inc., 6.10%, 4/15/18	1,280,000	1,547,141

		7,621,146

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 4.70%, 3/15/21	750,000	839,294
Transocean, Inc., 5.05%, 12/15/16	500,000	556,079
Transocean, Inc., 3.80%, 10/15/22	400,000	395,109

		1,790,482

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	2,000,000	1,977,332
Safeway, Inc., 4.75%, 12/1/21	1,050,000	1,133,035
Wal-Mart Stores, Inc., 2.875%, 4/1/15	680,000	712,830
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,720,000	1,864,499
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,300,000	1,635,116

		7,322,812

FOOD PRODUCTS — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,915,000	2,013,010
Kraft Foods Group, Inc., 5.375%, 2/10/20	1,256,000	1,501,733
Kraft Foods, Inc., 5.375%, 2/10/20	1,144,000	1,363,818
Mondelez International, Inc., 6.125%, 2/1/18	900,000	1,081,036

		5,959,597

GAS UTILITIES — 0.6%
Energy Transfer Partners LP, 3.60%, 2/1/23	500,000	498,951
Enterprise Products Operating LLC, 3.70%, 6/1/15	750,000	794,323
Enterprise Products Operating LLC, 4.85%, 3/15/44	400,000	410,708
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,310,000	1,536,033
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	1,140,000	1,207,174
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	800,000	793,730
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,369,594
Williams Partners LP, 4.125%, 11/15/20	850,000	919,170

		7,529,683

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Medtronic, Inc., 2.75%, 4/1/23	500,000	499,780
St. Jude Medical, Inc., 2.50%, 1/15/16	500,000	519,048

		1,018,828

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	650,000	637,833
Express Scripts, Inc., 3.125%, 5/15/16	850,000	898,668
Express Scripts, Inc., 7.25%, 6/15/19	1,000,000	1,277,802
UnitedHealth Group, Inc., 4.25%, 3/15/43	650,000	643,005

		3,457,308

HOUSEHOLD DURABLES†
Mohawk Industries, Inc., 3.85%, 2/1/23	600,000	613,399

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	1,100,000	1,290,432

INSURANCE — 0.6%
American International Group, Inc., 4.875%, 6/1/22	1,250,000	1,417,721
Berkshire Hathaway, Inc., 4.50%, 2/11/43	800,000	811,314
Boeing Capital Corp., 2.125%, 8/15/16	1,190,000	1,238,000
ING US, Inc., 2.90%, 2/15/18(2)	800,000	812,722
MetLife, Inc., 6.75%, 6/1/16	1,055,000	1,241,255
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	1,600,000	1,607,381
Prudential Financial, Inc., VRN, 3.98%, 4/1/13	303,000	327,307

		7,455,700

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	1,310,000	1,360,047

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	2,000,000	2,121,414

MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	420,000	424,182
Deere & Co., 5.375%, 10/16/29	750,000	931,417

		1,355,599

MEDIA — 1.2%
CC Holdings GS V LLC, 3.85%, 4/15/23(2)	280,000	282,884
Comcast Corp., 5.90%, 3/15/16	1,150,000	1,316,798
Comcast Corp., 6.50%, 11/15/35	890,000	1,138,832
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	620,000	656,108
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	1,150,000	1,204,409
NBCUniversal Media LLC, 5.15%, 4/30/20	2,050,000	2,434,586
NBCUniversal Media LLC, 4.375%, 4/1/21	1,170,000	1,319,485
News America, Inc., 6.90%, 8/15/39	1,130,000	1,445,687
Time Warner Cable, Inc., 8.25%, 2/14/14	670,000	712,870
Time Warner Cable, Inc., 6.75%, 7/1/18	1,700,000	2,095,303
Time Warner, Inc., 4.875%, 3/15/20	1,150,000	1,318,896
Viacom, Inc., 4.50%, 3/1/21	1,350,000	1,496,150
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	800,000	793,483

		16,215,491

METALS AND MINING — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	920,000	984,692
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	1,500,000	1,588,639
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(2)	290,000	291,634
Newmont Mining Corp., 6.25%, 10/1/39	1,060,000	1,223,483
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	750,000	792,052

		4,880,500

MULTI-UTILITIES — 0.6%
Dominion Resources, Inc., 6.40%, 6/15/18	1,770,000	2,190,246
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,332,219
Duke Energy Ohio, Inc., 2.10%, 6/15/13	730,000	732,563
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,037,472
Pacific Gas & Electric Co., 5.80%, 3/1/37	562,000	688,673
Sempra Energy, 2.00%, 3/15/14	1,000,000	1,012,267

Sempra Energy, 6.50%, 6/1/16	570,000	664,854

		7,658,294

OIL, GAS AND CONSUMABLE FUELS — 1.3%
Apache Corp., 4.75%, 4/15/43	1,280,000	1,316,278
BP Capital Markets plc, 2.50%, 11/6/22	420,000	409,980
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,369,373
ConocoPhillips, 4.75%, 2/1/14	816,000	845,509
ConocoPhillips Co., 2.40%, 12/15/22	1,420,000	1,396,358
EOG Resources, Inc., 2.50%, 2/1/16	2,700,000	2,826,055
Nexen, Inc., 6.20%, 7/30/19	735,000	919,015
Noble Energy, Inc., 4.15%, 12/15/21	1,400,000	1,542,996
Occidental Petroleum Corp., 1.75%, 2/15/17	600,000	617,716
Petroleos Mexicanos, 3.50%, 1/30/23(2)	530,000	530,000
Shell International Finance BV, 2.375%, 8/21/22	4,020,000	3,999,824
Statoil ASA, 2.45%, 1/17/23	750,000	739,977
Talisman Energy, Inc., 7.75%, 6/1/19	600,000	761,906
Talisman Energy, Inc., 3.75%, 2/1/21	600,000	625,418

		17,900,405

PHARMACEUTICALS — 0.4%
AbbVie, Inc., 2.90%, 11/6/22(2)	925,000	928,457
Roche Holdings, Inc., 6.00%, 3/1/19(2)	2,040,000	2,541,699
Sanofi, 1.20%, 9/30/14	1,350,000	1,365,085
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	500,000	503,726

		5,338,967

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Essex Portfolio LP, 3.625%, 8/15/22(2)	400,000	398,414
HCP, Inc., 5.375%, 2/1/21	500,000	582,089
Kilroy Realty LP, 3.80%, 1/15/23	530,000	544,304
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	750,000	748,532

		2,273,339

ROAD AND RAIL — 0.2%
CSX Corp., 4.25%, 6/1/21	1,280,000	1,442,894
Norfolk Southern Corp., 5.75%, 4/1/18	400,000	480,015
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	400,000	408,576
Union Pacific Corp., 2.75%, 4/15/23	400,000	403,941

		2,735,426

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 2.70%, 12/15/22	1,390,000	1,381,154

SOFTWARE — 0.5%
Adobe Systems, Inc., 3.25%, 2/1/15	1,500,000	1,565,952
Intuit, Inc., 5.75%, 3/15/17	710,000	814,123
Microsoft Corp., 2.125%, 11/15/22	1,260,000	1,235,175
Oracle Corp., 5.75%, 4/15/18	1,600,000	1,933,651
Oracle Corp., 2.50%, 10/15/22	1,600,000	1,575,242

		7,124,143

SPECIALTY RETAIL†
Staples, Inc., 4.375%, 1/12/23	570,000	576,642

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,347,000	2,439,324

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	720,000	959,750

		3,399,074

TOTAL CORPORATE BONDS (Cost $173,299,953)		183,199,526

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 9.3%

FHLMC, 4.50%, 4/1/41	37,849,995	41,272,659
FNMA, 4.50%, 5/1/39	12,001,218	13,074,913
FNMA, 4.00%, 5/1/41	15,084,254	16,093,486
FNMA, 4.00%, 9/1/41	35,532,142	38,758,907
FNMA, 4.00%, 11/1/41	3,793,268	4,111,666
FNMA, 4.00%, 11/1/41	2,810,570	3,041,652
FNMA, 4.00%, 2/1/42	3,835,522	4,157,466
FNMA, 4.00%, 5/1/42	4,022,869	4,360,539
GNMA, 6.00%, 6/20/17	1,153	1,175
GNMA, 6.00%, 7/20/17	38,233	40,633

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $121,461,000)		124,913,096

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.8%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	3,439,712	3,517,073
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/13	2,100,000	2,303,072
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/13	1,600,000	1,762,213
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	2,700,000	2,747,192
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(2)	2,475,000	2,509,019
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 4/1/13	363,428	364,330
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	298,026	297,804
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/13	1,500,000	1,585,124
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/13	5,575,000	5,827,556
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,200,000	1,281,916
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	6,225,000	6,636,843
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	2,350,000	2,489,518
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.51%, 4/11/13	1,900,000	1,996,473
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/13	2,000,000	2,174,290
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 4/11/13	1,775,000	1,953,750

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	950,000	967,034

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $37,984,446)		38,413,207

U.S. GOVERNMENT AGENCY SECURITIES — 2.3%

FHLMC, 2.375%, 1/13/22	21,700,000	22,646,294
FNMA, 6.625%, 11/15/30	6,000,000	8,971,494

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $29,935,239)		31,617,788

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.2%

ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	922,104	954,662
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,216,328	1,258,525
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	669,358	686,267
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,587,711	1,648,408
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	595,746	612,099
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	882,013	914,068
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,229,575	1,299,061
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.87%, 4/1/13	1,391,106	1,474,599
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 4/1/13	526,018	530,186
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/13	1,162,650	1,193,557
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,604,358	1,702,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	1,042,579	1,075,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	1,866,402	1,962,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	649,949	672,216

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,962,875)		15,984,082

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	175,000	238,954
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	155,000	192,152
Texas GO, (Building Bonds), 5.52%, 4/1/39	345,000	442,321

TOTAL MUNICIPAL SECURITIES (Cost $674,768)		873,427

TEMPORARY CASH INVESTMENTS — 0.3%

BNP Paribas Finance, Inc., 0.08%, 4/1/13(4)	3,651,000	3,650,943
SSgA U.S. Government Money Market Fund	175	175

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,651,175)		3,651,118

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,213,252,324)	1,341,463,430

OTHER ASSETS AND LIABILITIES — 0.3%	3,899,978

TOTAL NET ASSETS — 100.0%	$1,345,363,408

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
684,900	CHF for USD	UBS AG	4/26/13	721,683	(16,523)
5,472,197	KRW for USD	HSBC Holdings plc	4/26/13	4,908	(202)
7,097,900	NOK for USD	Barclays Bank plc	4/26/13	1,214,138	(27,497)
29,413,900	NOK for USD	Deutsche Bank	4/26/13	5,031,423	(222,091)
845,900	NZD for USD	Westpac Group	4/26/13	706,681	(923)
				7,678,833	(267,236)
(Value on Settlement Date $7,946,069)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
4,836,583	AUD for USD	Westpac Group	4/26/13	5,026,966	48,641
7,853,556	CAD for USD	Barclays Bank plc	4/26/13	7,726,900	155,032
73,015,431	EUR for USD	Deutsche Bank	4/26/13	93,608,882	3,615,546
3,905,299	EUR for USD	HSBC Holdings plc	4/26/13	5,006,759	98,755
3,211,509	EUR for USD	HSBC Holdings plc	4/26/13	4,117,291	77,935
61,831,320	GBP for USD	Barclays Bank plc	4/26/13	93,937,730	4,132,926
1,427,800	GBP for USD	Barclays Bank plc	4/26/13	2,169,196	(38,930)
1,358,900	GBP for USD	HSBC Holdings plc	4/26/13	2,064,520	(5,297)
2,574,249	GBP for USD	HSBC Holdings plc	4/26/13	3,910,948	(5,439)
1,145,385	GBP for USD	HSBC Holdings plc	4/26/13	1,740,135	(7,265)
758,191,872	JPY for USD	UBS AG	4/26/13	8,055,560	513,768
8,646,300	SEK for USD	Barclays Bank plc	4/26/13	1,326,151	14,943
8,804,127	SEK for USD	Deutsche Bank	4/26/13	1,350,358	(1,170)
				230,041,396	8,599,445
(Value on Settlement Date $238,640,841)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
223	U.S. Treasury 30-Year Bond	June 2013	32,216,531	(147,267)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	33,275,000	U.S. CPI Urban Consumers NSA Index	Receive	3.07	7/24/13	(2,705,827)
Bank of America N.A.	14,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57	9/8/14	143,909

Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(79,496)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	11,885
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(34,407)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(948,305)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(71,069)
Barclays Bank plc	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.63	12/8/13	84,766
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77	6/28/14	(1,179,646)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	31,403
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	81,875
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,168,056)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	183,011
Barclays Bank plc	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.77	4/25/18	(2,954,065)
Barclays Bank plc	30,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(1,852,749)
						(10,456,771)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation

JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,786,519.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $18,238,221, which represented 1.4% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	704,941,597	—
Sovereign Governments and Agencies	—	237,869,589	—
Corporate Bonds	—	183,199,526	—
U.S. Government Agency Mortgage-Backed Securities	—	124,913,096	—
Commercial Mortgage-Backed Securities	—	38,413,207	—
U.S. Government Agency Securities	—	31,617,788	—
Collateralized Mortgage Obligations	—	15,984,082	—
Municipal Securities	—	873,427	—
Temporary Cash Investments	175	3,650,943	—
Total Value of Investment Securities	175	1,341,463,255	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	8,332,209	—
Futures Contracts	(147,267)	—	—
Swap Agreements	—	(10,456,771)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(147,267)	(2,124,562)	—

3. Federal Tax Information

As of March 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,213,493,964
Gross tax appreciation of investments	$129,829,509
Gross tax depreciation of investments	(1,860,043)
Net tax appreciation (depreciation) of investments	$127,969,466

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2013